The derivative and non-derivative financial instruments designated as cash flow hedges for foreing exchange operating income exposure on September 30, 2021 are set forth below: (Details)
R$ in Thousands
9 Months Ended
Sep. 30, 2021 BRL (R$) Number
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative instrument, Fair value	R$ (33,938)
Cash flow hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative instrument, Fair value	R$ 998
Cash flow hedges [member] | Nondeliverable Forward [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets	USD
Liabilities	TRY
Maturity	4th Qtr. 2021
Average rate | Number	8.8251
Derivative instrument, Fair value	R$ 998
Currency risk [member] | Cash flow hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative instrument, Fair value	R$ (52,423)
Currency risk [member] | Cash flow hedges [member] | Nondeliverable Forward [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	4th Qtr. 2021
Notional	R$ 313,000
Average rate | Number	5.3157
Derivative instrument, Fair value	R$ (48,724)
Currency risk [member] | Cash flow hedges [member] | Nondeliverable Forward One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	1st Qtr. 2022
Notional	R$ 63,000
Average rate | Number	5.4348
Derivative instrument, Fair value	R$ (8,220)
Currency risk [member] | Cash flow hedges [member] | Nondeliverable Forward Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	2nd Qtr. 2022
Notional	R$ 5,000
Average rate | Number	5.5782
Derivative instrument, Fair value	R$ (365)
Currency risk [member] | Cash flow hedges [member] | Collar [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	4th Qtr. 2021
Notional	R$ 44,000
Average rate | Number	5.5772
Derivative instrument, Fair value	R$ 3,204
Currency risk [member] | Cash flow hedges [member] | Collar One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	1st Qtr. 2022
Notional	R$ 30,000
Average rate | Number	5.7162
Derivative instrument, Fair value	R$ 1,869
Currency risk [member] | Cash flow hedges [member] | Collar Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	2nd Qtr. 2022
Notional	R$ 10,000
Average rate | Number	5.7125
Derivative instrument, Fair value	R$ (187)
Currency risk [member] | Cash flow hedges [member] | Bond B R F S A B R F S B Z 5 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports	[1]
Liabilities	USD	[1]
Maturity	2nd Qtr. 2022	[1]
Notional	R$ 70,928	[1]
Average rate | Number	2.0213	[1]
Derivative instrument, Fair value	R$ (426,732)	[1],[2]
Currency risk [member] | Cash flow hedges [member] | Bond B R F S A B R F S B Z 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Liabilities	USD
Maturity	2nd Qtr. 2023
Notional	R$ 150,000
Average rate | Number	2.0387
Derivative instrument, Fair value	R$ (510,105)	[2]
Currency risk [member] | Cash Flow Hedges Non Deriative [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative instrument, Fair value	(936,837)	[2]
Currency risk [member] | Hedges of net investment in foreign operations [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Non-derivative instrument, Fair value	R$ (405,753)
Currency risk [member] | Hedges of net investment in foreign operations [member] | Bond B R F S A B R F S B Z 4 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional	R$ 75,673
Average rate | Number	3.7649
Proctection (Investment)	Federal Foods LLC
Non-derivative instrument, Fair value	R$ (127,395)
Currency risk [member] | Hedges of net investment in foreign operations [member] | Bond B R F S A B R F S B Z 4 One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional	R$ 108,757
Average rate | Number	3.7649
Proctection (Investment)	BRF Al Yasra Food
Non-derivative instrument, Fair value	R$ (169,128)
Currency risk [member] | Hedges of net investment in foreign operations [member] | Bond B R F S A B R F S B Z 4 Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional	R$ 65,570
Average rate | Number	3.7649
Proctection (Investment)	Al Khan Foodstuff LLC
Non-derivative instrument, Fair value	R$ (109,230)

[1]	For this instrument, the initial designation was of USD150,000, however there were repurchases with corresponding revocation of the designation in the amounts of USD31,338 at the rate of 3.2408, USD9,350 at the rate of 4.1827, USD27,190 at the rate of 5.1889 e USD11,194 at the rate of 5.5714. The accumulated exchange rate variation of the revoked portions is fixed and reserved in Other Comprehensive Income until the recognition of the hedge object in the second quarter of 2022.
[2]	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.